GOING CONCERN (Details Narrative) - ATI Modular Technology Corp - USD ($)	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Accumulated Deficit	$ 56,581	$ (52,888)
Income Loss	$ (3,693)	$ (3,859)